Other non-current assets	12 Months Ended
Dec. 31, 2021
Other non-current assets
Other non-current assets

7. Other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Prepayment to location partners	28,940	133,887
Prepayment for purchase of property, equipment and software	5,199	19,920
Deposits	13,131	8,467
Deferral of initial public offering costs	5,505	—
Others	—	2,712
Total	52,775	164,986